CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Reporting Information [Line Items]
Revenue	$ 126,551	$ 106,863	[1]
Operating income (loss)	12,462	467
Financial expenses, net	(735)	(1,663)
Income before taxes on income	11,727	(1,196)
Taxes on income	1,822	832
Net income (loss)	9,905	(2,028)
Depreciation and amortization Expenses	6,222	5,683
Satellite Networks [Member]
Segment Reporting Information [Line Items]
Revenue	74,273	51,627
Operating income (loss)	11,206	(1,841)
Depreciation and amortization Expenses	2,706	2,598
Integrated Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	25,619	29,397
Operating income (loss)	(1,457)	265
Depreciation and amortization Expenses	1,622	1,413
Network Infrastructure and Services [Member]
Segment Reporting Information [Line Items]
Revenue	26,659	25,839
Operating income (loss)	2,713	2,482
Depreciation and amortization Expenses	1,894	1,672
Revenues from construction performance obligations	$ 5,558	8,587
Unallocated [Member]
Segment Reporting Information [Line Items]
Revenue		0
Operating income (loss)		(439)
Depreciation and amortization Expenses		$ 0

[1]	Reclassified.